Business Acquisitions and Investment in Affiliate (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 04, 2012 CNR Home Shopping Co., Ltd.
Business Acquisitions and Investment in Affiliate
Joint venture percentage		49.00%
Aggregate purchase price of business acquisitions and investment in affiliate	$ 95